Operating Revenue (Details) - Operating revenues - Significant customers	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CMA CGM
Operating Revenue
Percentage of operating revenue	36.00%	35.00%	34.00%
HMM Korea
Operating Revenue
Percentage of operating revenue	24.00%	24.00%	31.00%
YML
Operating Revenue
Percentage of operating revenue	13.00%	16.00%	14.00%